Other provisions, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of provisions [text block]
6.3 PROVISIONS
The provisions recognized by the consolidated Group cover risks arising in the course of business. They are recognized using best estimates of the risks. This note provides a breakdown of all provisions disclosed separately on the liabilities side of the balance sheet. In addition to these items, other provisions net certain asset items and are disclosed in the specific notes on those assets.
Movements in long- and short-term provisions presented separately on the liabilities side of the balance sheet are set out below at December 31, 2025:

(Million euro)	LITIGATION AND TAXES	REPLACEMENTS AND UPGRADES, IFRIC 12	OTHER LONG- TERM RISKS	TOTAL NON-CURRENT PROVISIONS	SHORT-TERM PROVISIONS	TOTAL
Balance at December 31,2024	182	145	26	353	958	1,311
Scope change and transfers	15	(2)	(4)	9	1	10
CHARGES:	18	71	1	90	117	207
Operating profit (loss)	15	—	1	15	116	131
Net financial income(expense)	3	6	—	9	1	11
Impairment and disposals	—	—	—	—	—	—
Corporate income tax	—	—	—	—	—	—
Fixed asset depreciation	—	65	—	65	—	65
REVERSAL:	(20)	—	(1)	(21)	(64)	(85)
Operating profit (loss)	(9)	—	(1)	(10)	(64)	(74)
Net financial income(expense)	—	—	—	—	—	—
Impairment and disposals	—	—	—	—	—	—
Corporate income tax	(11)	—	—	(11)	—	(11)
Fixed asset depreciation	—	—	—	—	—	—
APPLICATIONS	(4)	(12)	—	(16)	(82)	(98)
Foreign exchange differences	(3)	(18)	—	(21)	—	(21)
Balance at December 31, 2025	188	184	22	395	929	1,324
Litigation and tax provisions
This includes the following provisions:
•Provisions to cover possible risks resulting from lawsuits and litigation in progress, amounting to EUR 102 million and EUR 97 million in 2025 and 2024, respectively, and largely relating to the Construction business (EUR 96 million in 2025 and EUR 90 million in 2024). This provision is recognized and reversed against changes to provisions in operating profit/(loss) (Note 6.5.1).
•Provisions for tax claims, amounting to EUR 87 million for 2025 and 85 for 2024, arising in relation to local or central government duties, taxes or other levies as a result of the different possible interpretations of tax legislation in the various countries in which the Group operates (Note 6.5.1).
Provision for replacements under IFRIC 12
This heading includes provisions for replacement investments under IFRIC 12 (Note 1.3.3.2), totaling EUR 184 million and EUR 145 million in 2025 and 2024, respectively.
Provisions for other long-term risks
This heading includes provisions recognized to cover certain long-term risks other than those attributable to litigation or tax claims, such as third-party liability resulting from the performance of contracts, guarantees given and exposed to enforcement risk, and other similar items, which amounted to EUR 22 million at December 31, 2025 (EUR 26 million at December 31, 2024).
At December 31, 2025, it also contains the estimated cost of landfill closure and post-closure activities mainly related to Budimex. The provision is calculated based on a technical estimate of total landfill capacity consumed to date. It is recognized and reversed against changes to provisions in operating profit/loss, as and when the landfill closure costs are incurred. The balance recognized for this item at December 31, 2025 amounted to EUR 12 million. (EUR 16 million at December 31, 2024)
Short-term provisions
This heading relates essentially to provisions for contracts with customers, such as provisions for deferred expenses (relating to construction project close-out costs under the contract), amounting to EUR 328 million and EUR 325 million in 2025 and 2024 respectively), and provisions for budgeted losses totaling EUR 501 million and EUR 531 million in 2025 and 2024 respectively, related primarily to the Construction business line.
The main movement during 2025 is explained by the charges in provisions recognized amounting to EUR 116 million, partially offset by the reversals (EUR -64 million), and the application of provisions in the amount of EUR -82 million, highlighting the Construction business. Additionally, the reduction in the UK waste treatment business (Thalia) of EUR -22 million (EUR 4 million and EUR 26 million at December 31, 2025 and 2024, respectively), mainly explained by the agreement reached on December 2025 with the Isle of Wight Council for the early termination of that contract by the end of March 2026. Under this settlement, there has been a full release of all guarantees issued linked to this project. The termination payment has not had relevant impact in the P&L of the group as it was covered by the Future Losses Provision recognized for the Thalia Group.
For the accounting treatment of each provision, see Notes 1.3.3.3.and 1.3.3.4.v.